Investment property - Summary of movement of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Beginning of year balances	S/ 1,043,978	S/ 972,096	S/ 986,538
Additions	156,892	61,243	60,865
Sales		0	(129,800)
Valuation gain	21,969	5,438	54,493
Net transfers	1,615	5,201	0
Ending balance	S/ 1,224,454	S/ 1,043,978	S/ 972,096